Other current financial assets - Summary of Breakdown for Other Current Financial Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	€ 109,918
At beginning of period	320,894
At end of period	109,918
FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	81,420
At beginning of period	289,743
Investments	6,023
Disposals	(216,353)
Fair value adjustments	578
Realized gains/(losses)	1,900
Exchange rate gains/(losses)	(471)
At end of period	81,420
FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	24,332
At beginning of period	26,852
Investments	0
Disposals	(3,001)
Fair value adjustments	34
Realized gains/(losses)	447
Exchange rate gains/(losses)	0
At end of period	24,332
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	105,752
At beginning of period	316,595
Investments	6,023
Disposals	(219,354)
Fair value adjustments	612
Realized gains/(losses)	2,347
Exchange rate gains/(losses)	(471)
At end of period	105,752
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,200
At beginning of period	2,224
At end of period	2,200
Financial receivables | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	1,966
At beginning of period	2,075
At end of period	1,966
Guarantee deposits | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Guarantee deposits | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Insurance contracts | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	27,525
At beginning of period	114,975
Investments	0
Disposals	(87,906)
Fair value adjustments	491
Realized gains/(losses)	(35)
Exchange rate gains/(losses)	0
At end of period	27,525
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	20,008
At beginning of period	18,311
At end of period	20,008
Private equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	20,008
At beginning of period	18,311
Investments	2,130
Disposals	(507)
Fair value adjustments	271
Realized gains/(losses)	0
Exchange rate gains/(losses)	(197)
At end of period	20,008
Private equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Real estate funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	13,748
At beginning of period	12,129
At end of period	13,748
Real estate funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	13,748
At beginning of period	12,129
Investments	1,889
Disposals	0
Fair value adjustments	(159)
Realized gains/(losses)	0
Exchange rate gains/(losses)	(111)
At end of period	13,748
Real estate funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,485
At beginning of period	13,644
At end of period	9,485
Private debt | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,485
At beginning of period	13,644
Investments	0
Disposals	(4,164)
Fair value adjustments	(28)
Realized gains/(losses)	33
Exchange rate gains/(losses)	0
At end of period	9,485
Private debt | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	8,360
At beginning of period	46,761
At end of period	8,360
Hedge funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	8,360
At beginning of period	46,761
Investments	2,004
Disposals	(40,653)
Fair value adjustments	51
Realized gains/(losses)	264
Exchange rate gains/(losses)	(67)
At end of period	8,360
Hedge funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets
At beginning of period	0
At end of period
Money market funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	18,734
At beginning of period	20,329
At end of period	18,734
Money market funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,034
At beginning of period	2,587
Investments	0
Disposals	(505)
Fair value adjustments	(5)
Realized gains/(losses)	60
Exchange rate gains/(losses)	(103)
At end of period	2,034
Money market funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	16,700
At beginning of period	17,742
At end of period	16,700
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	260
At beginning of period	14,592
At end of period	260
Equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	260
At beginning of period	14,592
Investments	0
Disposals	(14,999)
Fair value adjustments	(43)
Realized gains/(losses)	703
Exchange rate gains/(losses)	7
At end of period	260
Equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Floating income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	16,700
At beginning of period	17,742
Investments	0
Disposals	(1,005)
Fair value adjustments	(37)
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	16,700
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	7,632
At beginning of period	73,127
At end of period	7,632
Fixed income | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	64,017
Investments	0
Disposals	(65,018)
Fair value adjustments	0
Realized gains/(losses)	1,001
Exchange rate gains/(losses)	0
At end of period	0
Fixed income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	7,632
At beginning of period	9,110
Investments	0
Disposals	(1,996)
Fair value adjustments	71
Realized gains/(losses)	447
Exchange rate gains/(losses)	0
At end of period	7,632
Commodities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	2,727
At end of period	0
Commodities | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	2,727
Investments	0
Disposals	(2,601)
Fair value adjustments	0
Realized gains/(losses)	(126)
Exchange rate gains/(losses)	0
At end of period	0
Commodities | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	€ 0